Financial Assets at Fair Value Through Other Comprehensive Income - (FVTOCI) (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$755,903	$728,398	$25,940
Investments in debt instruments at FVTOCI	1,014,872	1,012,736	36,066

	$1,770,775	$1,741,134	$62,006

Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income
a.	Investments in equity instruments at FVTOCI

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$565,028	$567,377	$20,206
Unquoted preferred shares	158,718	151,329	5,389
Limited partnership	32,157	9,692	345

	$755,903	$728,398	$25,940

Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income
b.	Investments in debt instruments at FVTOCI

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,014,872	$1,012,736	$36,066